UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, October 24, 2003

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $259,982
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     7298   107995 SH       SOLE                    45495             62500
American Intnl. Group          COM              026874107     7635   115200 SH       SOLE                    48200             67000
Bank of America                COM              060505104     5610    69749 SH       SOLE                    27847             41902
Banknorth Group                COM              06646R107     5268   161940 SH       SOLE                    60400            101540
Barr Pharaceuticals, Inc.      COM              068306109     4481    58235 SH       SOLE                    26395             31840
Black & Decker                 COM              091797100     5516   111840 SH       SOLE                    43260             68580
Burlington Resources           COM              122014103     5156    93105 SH       SOLE                    35745             57360
Canadian Natl. Railway         COM              136375102     6679   105550 SH       SOLE                    41240             64310
Chevron Texaco Corp.           COM              166764100     5079    58791 SH       SOLE                    23993             34798
Cisco Systems                  COM              17275R102     2365    97620 SH       SOLE                    47040             50580
Citigroup Inc.                 COM              172967101    10785   222189 SH       SOLE                    85284            136905
Comcast Corp. Spl.A            COM              2003ON200     7353   235000 SH       SOLE                    93170            141830
Compass Bancshares             COM              20449H109     7028   178590 SH       SOLE                    71680            106910
Computer Sciences Corp.        COM              205363104     4247    96010 SH       SOLE                    35820             60190
Darden Restaurants             COM              237194105     4528   215220 SH       SOLE                    90210            125010
Devon Energy                   COM              25179m103     8988   156972 SH       SOLE                    63420             93552
Dover Corp.                    COM              260003108     4141   104170 SH       SOLE                    51270             52900
EMC Corporation                COM              268648102     2180   168740 SH       SOLE                    73150             95590
Emerson Electric               COM              291011104     2861    44180 SH       SOLE                    17520             26660
Engelhard                      COM              292845104     3896   130090 SH       SOLE                    51760             78330
Fluor Corp. (New)              COM              343412102     6809   171760 SH       SOLE                    68250            103510
General Electric               COM              369604103     5455   176093 SH       SOLE                    67603            108490
Hewlett-Packard                COM              428236103     5288   230200 SH       SOLE                    91580            138620
Home Depot                     COM              437076102     4703   132510 SH       SOLE                    50750             81760
I SHARES S&P 500 BARRA VALUE   COM              464287408      754    13625 SH       SOLE                                      13625
JPM Chase & Co.                COM              46625H100     5080   138310 SH       SOLE                    53450             84860
Kerr McGee Corp.               COM              492386107     5214   112150 SH       SOLE                    44260             67890
Kinder Morgan Inc.             COM              49455P101     8347   141230 SH       SOLE                    55050             86180
Laboratory Corp. hld new       COM              50540R409     8370   226530 SH       SOLE                    92410            134120
Leggett & Platt Inc.           COM              524660107     4217   194980 SH       SOLE                    73190            121790
Liberty Media Group            COM              530718105     4444   373780 SH       SOLE                   125330            248450
Marshall & Isley               COM              571834100     5658   147910 SH       SOLE                    59300             88610
Masco Corp.                    COM              574599106     5303   193470 SH       SOLE                    76730            116740
Meadwestvaco                   COM              583334107     7000   235290 SH       SOLE                    92520            142770
Nabors Industries              COM              G6359F103     5588   134660 SH       SOLE                    53540             81120
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     5025   107795 SH       SOLE                    43175             64620
Pfizer Inc.                    COM              717081103     7442   210630 SH       SOLE                    88690            121940
Praxair Inc.                   COM              74005P104     7254   189900 SH       SOLE                    78110            111790
Prudential                     COM              744320102     6941   166170 SH       SOLE                    63890            102280
Schering-Plough                COM              806605101     2938   168950 SH       SOLE                    66430            102520
Sovereign Bancorp Inc.         COM              845905108     6277   264295 SH       SOLE                   104655            159640
Texas Instruments              COM              882508104     2077    70690 SH       SOLE                    33500             37190
Time Warner Inc.(2003)         COM              887317105     2900   161210 SH       SOLE                    88170             73040
U.S. Bancorp                   COM              902973304     6906   231900 SH       SOLE                    90610            141290
United Technologies            COM              913017109     7955    83944 SH       SOLE                    32740             51204
Viacom Inc.                    COM              925524308     1836    41360 SH       SOLE                    23960             17400
Wellpoint Health Ntwk          COM              94973H108     2730    28145 SH       SOLE                    11175             16970
XL Capital Ltd.                COM              G98255105     6377    82232 SH       SOLE                    31900             50332